Earnings Per Share (Tables)	12 Months Ended
Jan. 02, 2016
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share

	Year Ended
	2013	2014	2015

Net earnings available to common shareholders	$ 79,024	$ 76,636	$ 94,672

Weighted average common shares outstanding - basic	13,695	13,221	12,730

Dilutive effect of in-the-money equity awards	509	468	447

Weighted average common shares outstanding - diluted	14,204	13,689	13,177

Earnings per common share from net earnings - basic	$ 5.77	$ 5.80	$ 7.44

Earnings per common share from net earnings - diluted	$ 5.56	$ 5.60	$ 7.18

Equity awards for the following shares were not included in the computation of diluted EPS due to the fact that their effect would be anti-dilutive:

	Year Ended
	2013	2014	2015

	344	287	393